UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 54.17%				$1,484,359,668

(Cost $1,382,973,516)

Consumer Discretionary 11.10%				$304,018,513

Auto Components 1.13%
Allison Transmission, Inc.(S)	11.000	11/01/15	$9,066,000	9,859,275
Allison Transmission, Inc., PIK(S)	11.250	11/01/15	5,459,000	5,950,310
Exide Technologies(S)	8.625	02/01/18	4,280,000	4,563,550
Lear Corp.	8.125	03/15/20	4,500,000	5,040,000
Lear Corp., Series B, Escrow Certificates(I)	8.750	12/01/16	2,645,000	59,513
Tenneco, Inc.(S)	6.875	12/15/20	3,185,000	3,304,438
The Goodyear Tire & Rubber Company	10.500	05/15/16	875,000	997,500
TRW Automotive, Inc.(S)	8.875	12/01/17	1,090,000	1,233,063

Auto Manufacturers 0.10%
Volvo Treasury AB(S)	5.950	04/01/15	2,590,000	2,829,829

Automobiles 0.08%
Hyundai Capital America(S)	3.750	04/06/16	2,160,000	2,122,302

Food Products 0.22%
Simmons Foods, Inc.(S)	10.500	11/01/17	5,660,000	6,098,650

Hotels, Restaurants & Leisure 2.93%
Fontainebleau Las Vegas Holdings LLC(H)(S)	10.250	06/15/15	3,455,000	17,275
Fontainebleau Las Vegas Holdings LLC, PIK(H)	12.500	06/01/22	3,951,700	0
Great Canadian Gaming Corp.(S)	7.250	02/15/15	4,330,000	4,427,425
HRP Myrtle Beach Operations LLC(H)(S)	-	04/01/12	4,915,000	0
Jacobs Entertainment, Inc.	9.750	06/15/14	10,305,000	10,459,575
Landry's Restaurants, Inc.	11.625	12/01/15	2,520,000	2,734,200
Landry's Restaurants, Inc.(S)	11.625	12/01/15	1,235,000	1,339,975
Little Traverse Bay Bands of Odawa Indians(S)	9.000	08/31/20	1,639,000	1,475,100
Majestic Star Casino LLC(H)	9.500	10/15/10	3,030,000	1,617,263
Mandalay Resort Group	6.375	12/15/11	3,175,000	3,206,750
Mashantucket Western Pequot Tribe, Series A(H)(S)	8.500	11/15/15	4,910,000	491,000
MGM Resorts International	9.000	03/15/20	1,300,000	1,420,250
Midwest Gaming Borrower LLC/Midwest Finance Corp.(S)	11.625	04/15/16	660,000	702,900
Mohegan Tribal Gaming Authority(S)	11.500	11/01/17	780,000	789,750
Mohegan Tribal Gaming Authority	8.000	04/01/12	10,425,000	8,939,438
Mohegan Tribal Gaming Authority	7.125	08/15/14	5,540,000	4,058,050
MTR Gaming Group, Inc.	12.625	07/15/14	6,735,000	7,172,775
MTR Gaming Group, Inc., Series B	9.000	06/01/12	4,850,000	4,498,375
Pokagon Gaming Authority(S)	10.375	06/15/14	4,236,000	4,416,030
Seminole Indian Tribe of Florida(S)	7.750	10/01/17	1,315,000	1,395,544
Snoqualmie Entertainment Authority(S)	9.125	02/01/15	6,110,000	6,110,000
Turning Stone Resort Casino Enterprises(S)	9.125	09/15/14	9,620,000	9,884,550
Waterford Gaming LLC(S)	8.625	09/15/14	5,478,000	2,560,965
Yonkers Racing Corp.(S)	11.375	07/15/16	2,209,000	2,479,603

Household Durables 0.12%
Beazer Homes USA, Inc.(S)	9.125	05/15/19	1,945,000	2,005,781
Standard Pacific Corp.	8.375	05/15/18	1,190,000	1,261,400

Household Products 0.17%
Reynolds Group Issuer, Inc.(S)	8.500	05/15/18	2,910,000	3,011,850
Reynolds Group Issuer, Inc.(S)	8.250	02/15/21	1,590,000	1,593,975

Media 5.36%
AMC Entertainment Holdings, Inc.(S)	9.750	12/01/20	6,565,000	7,040,963

1

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Consumer Discretionary (continued)

AMC Entertainment, Inc.	8.750	06/01/19	$2,135,000	$2,292,456
AMC Entertainment, Inc.	8.000	03/01/14	7,640,000	7,754,600
Cablevision Systems Corp.	8.625	09/15/17	4,905,000	5,493,600
Cablevision Systems Corp.	8.000	04/15/20	3,700,000	4,033,000
Canadian Satellite Radio Holdings, Inc.	1.500	02/14/16	318,359	277,700
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	13,854,167	16,780,860
CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01/15/19	2,455,000	2,497,963
CCO Holdings LLC/CCO Holdings Capital Corp.(S)	7.000	01/15/19	1,475,000	1,497,125
Cinemark USA, Inc.	8.625	06/15/19	1,435,000	1,564,150
Citadel Broadcasting Corp.(S)	7.750	12/15/18	660,000	707,850
Clear Channel Communications, Inc.	10.750	08/01/16	12,425,000	12,114,375
Clear Channel Communications, Inc.(S)	9.000	03/01/21	2,980,000	3,028,425
Clear Channel Communications, Inc., PIK	11.000	08/01/16	15,074,084	14,433,435
Comcast Corp.	4.950	06/15/16	1,800,000	1,922,749
CSC Holdings LLC	8.500	06/15/15	3,680,000	4,029,600
Regal Cinemas Corp.	8.625	07/15/19	830,000	890,175
Regal Entertainment Group	9.125	08/15/18	1,095,000	1,171,650
Shaw Communications, Inc.(CAD)(D)	6.500	06/02/14	3,055,000	3,439,473
Shaw Communications, Inc.(CAD)(D)	6.100	11/16/12	9,000,000	9,834,646
Shaw Communications, Inc.(CAD)(D)	5.700	03/02/17	2,325,000	2,558,326
Shaw Communications, Inc.(CAD)(D)	5.500	12/07/20	3,155,000	3,284,408
Sirius XM Radio, Inc.(S)	8.750	04/01/15	12,710,000	14,092,213
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	5,300,000	0
Videotron Ltee(CAD)(D)(S)	7.125	01/15/20	4,670,000	5,072,614
XM Satellite Radio, Inc.(S)	13.000	08/01/13	17,740,000	21,154,950
Young Broadcasting, Inc.(H)	10.000	03/01/11	1,410,000	14

Multiline Retail 0.25%
Michaels Stores, Inc.	11.375	11/01/16	6,265,000	6,844,513

Personal Products 0.11%
Diversey, Inc.	8.250	11/15/19	1,410,000	1,535,138
Revlon Consumer Products Corp.	9.750	11/15/15	1,280,000	1,388,800

Specialty Retail 0.48%
Empire Today LLC/Empire Today Finance Corp.(S)	11.375	02/01/17	4,940,000	5,162,300
Giraffe Acquisition Corp.(S)	9.125	12/01/18	2,565,000	2,616,300
Hillman Group, Inc.	10.875	06/01/18	2,285,000	2,513,500
Sonic Automotive, Inc.	9.000	03/15/18	1,130,000	1,209,100
Toys R Us Property Company LLC	8.500	12/01/17	1,575,000	1,712,813

Textiles, Apparel & Luxury Goods 0.15%
Phillips-Van Heusen Corp.	7.375	05/15/20	3,700,000	3,940,500

Consumer Staples 2.66%				73,000,189

Beverages 0.22%
Anheuser-Busch InBev Worldwide, Inc.(BRL)(D)	9.750	11/17/15	9,910,000	6,090,260

Commercial Services & Supplies 0.19%
ARAMARK Corp.	8.500	02/01/15	5,000,000	5,225,000

Food Products 1.78%
Arcor(S)	7.250	11/09/17	1,615,000	1,690,098
B&G Foods, Inc.	7.625	01/15/18	3,770,000	4,024,475
Blue Merger Sub, Inc.(S)	7.625	02/15/19	2,325,000	2,348,250
Corp. Pesquera Inca SAC(S)	9.000	02/10/17	4,645,000	4,912,088
Cosan SA Industria e Comercio(S)	8.250	-(Q)	11,202,000	11,202,000
Grupo Bimbo SAB de CV(S)	4.875	06/30/20	4,945,000	4,878,040

2

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Consumer Staples (continued)

JBS Finance II, Ltd.(S)	8.250	01/29/18	$6,085,000	$6,145,850
TreeHouse Foods, Inc.	7.750	03/01/18	2,500,000	2,706,250
Viterra, Inc.(CAD)(D)	8.500	07/07/14	9,700,000	10,942,515

Household Products 0.47%
Yankee Candle Company, Inc.	8.500	02/15/15	9,010,000	9,426,713
Yankee Candle Company, Inc., Series B	9.750	02/15/17	2,180,000	2,327,150
YCC Holdings LLC/Yankee Finance, Inc., PIK(S)	10.250	02/15/16	1,050,000	1,081,500

Energy 3.92%				107,436,302

Energy Equipment & Services 0.45%
Calfrac Holdings LP(S)	7.500	12/01/20	4,920,000	5,043,000
PHI, Inc.	8.625	10/15/18	4,500,000	4,713,750
Trinidad Drilling, Ltd.(S)	7.875	01/15/19	2,490,000	2,605,163

Oil, Gas & Consumable Fuels 3.47%
Anadarko Petroleum Corp.	6.375	09/15/17	2,675,000	2,981,539
Arch Coal, Inc.	8.750	08/01/16	5,500,000	6,139,375
Bumi Investment Pte, Ltd.(S)	10.750	10/06/17	2,365,000	2,604,456
Drummond Company, Inc.	7.375	02/15/16	13,415,000	13,884,525
Ecopetrol SA	7.625	07/23/19	2,320,000	2,685,400
Energy Partners, Ltd.(S)	8.250	02/15/18	2,405,000	2,392,975
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	2,940,000	3,072,300
Harvest Operations Corp.(S)	6.875	10/01/17	545,000	566,800
Linn Energy LLC/Linn Energy Finance Corp.(S)	8.625	04/15/20	2,315,000	2,581,225
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp.	6.500	08/15/21	3,095,000	3,091,131
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	1,395,000	1,527,525
McMoRan Exploration Company	11.875	11/15/14	7,415,000	8,137,963
Niska Gas Storage US LLC/Niska Gas Storage Canada
ULC(S)	8.875	03/15/18	4,380,000	4,774,200
Overseas Shipholding Group, Inc.	8.125	03/30/18	2,850,000	2,850,000
Pan American Energy LLC(S)	7.875	05/07/21	2,920,000	3,109,800
Petrobras International Finance Company	5.375	01/27/21	5,035,000	5,052,738
Petroleos Mexicanos	6.000	03/05/20	2,685,000	2,805,825
RDS Ultra-Deepwater, Ltd.(S)	11.875	03/15/17	8,065,000	8,931,988
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	7,000,000	7,831,250
Targa Resources Partners LP	8.250	07/01/16	1,895,000	2,008,700
Valero Energy Corp.	6.125	02/01/20	1,530,000	1,649,562
Valero Energy Corp.	4.500	02/01/15	1,530,000	1,617,612
Westmoreland Coal Company/Westmoreland Partners(S)	10.750	02/01/18	4,875,000	4,777,500

Financials 17.79%				487,548,511

Capital Markets 2.33%
Hongkong Land Treasury Services (Singapore) Pte,
Ltd.(SGD)(D)	3.860	12/29/17	4,000,000	3,198,592
Macquarie Group, Ltd.(S)	7.300	08/01/14	1,735,000	1,935,481
Morgan Stanley(BRL)(D)(S)	10.090	05/03/17	38,110,000	21,874,654
Morgan Stanley & Company, Inc.(BRL)(D)(S)	11.500	10/22/20	10,470,000	6,324,288
Offshore Group Investments, Ltd.(S)	11.500	08/01/15	18,545,000	20,770,400
Temasek Financial I, Ltd.(SGD)(D)	3.265	02/19/20	12,250,000	9,745,203

Commercial Banks 2.04%
ANZ National International, Ltd.(SGD)(D)	2.950	07/27/15	11,000,000	8,744,377
BOM Capital PLC(S)	6.699	03/11/15	2,780,000	2,898,150

3

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Financials (continued)

First Tennessee Bank NA	5.050	01/15/15	$1,624,000	$1,661,371
M&I Marshall & Ilsley Bank	5.000	01/17/17	1,470,000	1,532,138
Regions Financial Corp.	7.375	12/10/37	1,875,000	1,818,750
Royal Bank of Scotland PLC(SGD)(D)(P)	2.049	03/31/14	6,250,000	4,806,623
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%)(S)	6.500	08/11/19	3,400,000	3,466,300
Standard Chartered Bank(SGD)(D)	2.220	07/05/13	17,000,000	13,436,991
State Bank of India/London(S)	4.500	07/27/15	3,680,000	3,730,736
Synovus Financial Corp.	5.125	06/15/17	1,595,000	1,507,280
The South Financial Group, Inc.(P)	1.730	09/01/37	975,000	770,250
Western Alliance Bancorp	10.000	09/01/15	1,675,000	1,758,750
Zions Bancorporation	5.500	11/16/15	9,880,000	9,926,594

Consumer Finance 0.15%
Discover Financial Services	10.250	07/15/19	3,100,000	4,013,737

Diversified Financial Services 10.07%
CCM Merger, Inc.(S)	8.000	08/01/13	14,955,000	15,104,550
Continental Trustees Cayman, Ltd. (7.375% to 10/07/2020,
then 3 month LIBOR + 6.802%)(S)	7.375	10/07/40	3,455,000	3,532,738
Corporacion Andina de Fomento	3.750	01/15/16	5,610,000	5,559,830
Council of Europe Development Bank(AUD)(D)	5.250	05/27/13	10,550,000	10,682,217
Crown Castle Towers LLC(S)	4.883	08/15/20	5,495,000	5,509,545
Eurofima(AUD)(D)	6.000	01/28/14	8,685,000	8,903,024
European Bank for Reconstruction & Development(BRL)(D)	9.250	09/10/12	27,720,000	16,645,662
European Investment Bank(AUD)(D)	5.375	05/20/14	11,836,000	11,952,327
European Investment Bank(NOK)(D)	4.250	02/04/15	85,900,000	15,586,704
Export-Import Bank of Korea(INR)(D)(S)	6.500	01/25/12	221,000,000	4,868,689
General Electric Capital Australia Funding Pty, Ltd.(AUD)(D)	7.000	10/08/15	2,600,000	2,685,337
General Electric Capital Australia Funding Pty, Ltd.(AUD)(D)	6.500	11/15/11	7,900,000	8,087,081
General Electric Capital Corp., Series A(NZD)(D)	7.625	12/10/14	33,700,000	27,468,752
Inter-American Development Bank(AUD)(D)	5.375	05/27/14	13,790,000	13,967,975
Inter-American Development Bank(INR)(D)	4.750	01/10/14	330,650,000	7,161,588
Inter-American Development Bank, Series INTL(NZD)(D)	7.250	05/24/12	20,555,000	16,185,445
Inter-American Development Bank, Series MPLE(CAD)(D)	4.250	12/02/12	4,770,000	5,100,618
International Bank for Reconstruction &
Development(NZD)(D)	5.375	12/15/14	18,470,000	14,365,179
International Finance Corp.(AUD)(D)	7.500	02/28/13	9,510,000	10,074,593
Kreditanstalt fuer Wiederaufbau(IDR)(D)	7.000	10/22/12	146,400,000,000	16,486,104
Kreditanstalt fuer Wiederaufbau(AUD)(D)	6.000	08/20/20	14,600,000	14,376,594
Kreditanstalt fuer Wiederaufbau(AUD)(D)	5.750	05/13/15	22,750,000	23,061,657
Lancer Finance Company SPV, Ltd.(S)	5.850	12/12/16	1,050,449	1,023,126
Landry's Holdings, Inc.(S)	11.500	06/01/14	6,825,000	6,773,813
Nationstar Mortgage/Nationstar Capital Corp.(S)	10.875	04/01/15	2,980,000	3,069,400
Odebrecht Finance, Ltd.(S)	7.500	10/18/17	1,785,000	1,936,725
Ono Finance II PLC(S)	10.875	07/15/19	750,000	806,250
Orascom Telecom Finance SCA(S)	7.875	02/08/14	1,765,000	1,703,225
TAM Capital, Inc.	7.375	04/25/17	3,135,000	3,182,025

Insurance 1.53%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58	12,230,000	13,422,425
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	1,560,000	1,649,700
CNO Financial Group, Inc.(S)	9.000	01/15/18	5,825,000	6,203,625

4

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Financials (continued)

Glen Meadow Pass-through Trust (6.505% to 02/15/2017,
then 3 month LIBOR +2.125%)(S)	6.505	02/12/67	$2,715,000	$2,409,563
Liberty Mutual Group, Inc. (10.750% to 6/15/2038, then 3
month LIBOR + 7.120%)(S)	10.750	06/15/58	4,910,000	6,395,275
Lincoln National Corp. (7.000% to 5/17/2016, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	2,770,000	2,756,150
MetLife, Inc.	6.400	12/15/36	7,010,000	6,700,859
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%)(S)	8.300	10/15/37	2,585,000	2,559,150

Real Estate Investment Trusts 0.10%
Dupont Fabros Technology LP	8.500	12/15/17	2,465,000	2,717,663

Real Estate Management & Development 1.57%
CapitaMalls Asia Treasury, Ltd.(SGD)(D)	3.950	08/24/17	14,250,000	11,387,854
Country Garden Holdings Company(S)	11.125	02/23/18	2,090,000	2,085,820
Realogy Corp.(S)	12.000	04/15/17	12,884,937	13,658,033
Realogy Corp.(S)	11.500	04/15/17	8,470,000	9,020,550
Realogy Corp.(S)	7.875	02/15/19	6,775,000	6,800,406

Health Care 1.40%				38,407,739

Biotechnology 0.07%
Giant Funding Corp.(S)	8.250	02/01/18	1,965,000	2,019,038

Health Care Equipment & Supplies 0.11%
Alere, Inc.	8.625	10/01/18	2,785,000	2,952,100

Health Care Providers & Services 0.85%
BioScrip, Inc.	10.250	10/01/15	2,260,000	2,384,300
Community Health Systems, Inc.	8.875	07/15/15	6,275,000	6,651,500
HCA, Inc.	8.500	04/15/19	10,000,000	11,200,000
LifePoint Hospitals, Inc.(S)	6.625	10/01/20	1,100,000	1,126,125
Vanguard Health Systems, Inc.(S)	0.000	02/01/16	2,930,000	1,889,850

Pharmaceuticals 0.37%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	6,107,726	6,275,688
PharmaNet Development Group, Inc.(S)	10.875	04/15/17	3,030,000	3,340,575
Valeant Pharmaceuticals International(S)	7.000	10/01/20	550,000	568,563

Industrials 5.23%				143,286,195

Aerospace & Defense 0.62%
Bombardier, Inc.(S)	7.750	03/15/20	2,350,000	2,549,750
Colt Defense LLC/Colt Finance Corp.(S)	8.750	11/15/17	1,385,000	1,101,075
Hawker Beechcraft Acquisition Company LLC	8.500	04/01/15	6,381,000	5,120,753
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	3,010,000	3,393,775
TransDigm, Inc.(S)	7.750	12/15/18	4,620,000	4,978,050

Airlines 1.58%
Delta Air Lines, Inc.(S)	12.250	03/15/15	2,810,000	3,217,450
Delta Air Lines, Inc.(S)	9.500	09/15/14	6,032,000	6,574,880
Delta Air Lines, Inc.	6.821	08/10/22	3,653,696	3,854,649
Global Aviation Holdings, Inc.	14.000	08/15/13	8,740,000	10,072,850
United Air Lines, Inc.	12.750	07/15/12	2,248,963	2,513,216
United Air Lines, Inc.(S)	12.000	11/01/13	7,305,000	8,053,763
United Air Lines, Inc.	10.400	11/01/16	2,271,057	2,634,426
United Air Lines, Inc.(S)	9.875	08/01/13	1,085,000	1,179,938
United Air Lines, Inc.	9.750	01/15/17	4,595,801	5,296,661

5

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Industrials (continued)

Building Materials 0.11%
Rearden G Holdings EINS GmbH(S)	7.875	03/30/20	$1,590,000	$1,677,450
Voto-Votorantim Overseas Trading Operations NV(S)	6.625	09/25/19	1,205,000	1,256,213

Building Products 0.20%
Nortek, Inc.(S)	10.000	12/01/18	5,125,000	5,470,938

Commercial Services & Supplies 0.60%
Avis Budget Car Rental LLC	9.625	03/15/18	2,675,000	2,989,313
Covanta Holding Corp.	7.250	12/01/20	7,700,000	8,085,100
Garda World Security Corp.(S)	9.750	03/15/17	5,000,000	5,375,000

Construction & Engineering 0.30%
Aeropuertos Argentina 2000 SA(S)	10.750	12/01/20	3,570,000	3,837,750
Tutor Perini Corp.(S)	7.625	11/01/18	4,135,000	4,284,894

Electrical Equipment 0.39%
Coleman Cable, Inc.	9.000	02/15/18	2,205,000	2,298,713
WPE International Cooperatief UA(S)	10.375	09/30/20	8,250,000	8,497,500

Industrial Conglomerates 0.44%
Grupo KUO SAB de CV(S)	9.750	10/17/17	6,175,000	6,730,750
Hutchison Whampoa International, Ltd.(S)	4.625	09/11/15	2,550,000	2,703,719
Odebrecht Finance, Ltd.(S)	7.500	-(Q)	2,000,000	2,025,000
Smiths Group PLC(S)	7.200	05/15/19	520,000	577,007

Machinery 0.09%
Thermadyne Holdings Corp.(S)	9.000	12/15/17	2,435,000	2,571,969

Marine 0.15%
Navios Maritime Holdings, Inc./Navios Maritime Finance II
U.S., Inc.(S)	8.125	02/15/19	3,995,000	3,995,000

Road & Rail 0.68%
Kansas City Southern de Mexico SA de CV	8.000	02/01/18	3,000,000	3,277,500
RailAmerica, Inc.	9.250	07/01/17	2,664,000	2,950,380
Swift Services Holdings, Inc.(S)	10.000	11/15/18	4,390,000	4,807,050
Western Express, Inc.(S)	12.500	04/15/15	7,730,000	7,498,100

Transportation Infrastructure 0.07%
SCF Capital, Ltd.(S)	5.375	10/27/17	1,885,000	1,835,613

Information Technology 0.66%				18,035,588

Electronic Equipment, Instruments & Components 0.10%
Freescale Semiconductor, Inc.(S)	9.250	04/15/18	2,390,000	2,664,850

IT Services 0.26%
Brightstar Corp.(S)	9.500	12/01/16	4,875,000	5,216,250
Equinix, Inc.	8.125	03/01/18	1,810,000	1,963,850

Software 0.30%
First Data Corp.(S)	8.875	08/15/20	3,080,000	3,372,600
Vangent, Inc.	9.625	02/15/15	5,085,000	4,818,038

Materials 6.27%				171,864,155

Chemicals 0.68%
American Pacific Corp.	9.000	02/01/15	5,765,000	5,664,113
Braskem Finance, Ltd.(S)	7.375	-(Q)	2,770,000	2,749,208
Braskem Finance, Ltd.(S)	7.000	05/07/20	4,225,000	4,362,313
Braskem S.A.(S)	11.750	01/22/14	2,800,000	3,355,800

6

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

Ferro Corp.	7.875	08/15/18	$1,760,000	$1,874,400
Rhodia SA(S)	6.875	09/15/20	555,000	568,181
Containers & Packaging 1.19%
Berry Plastics Corp.(S)	9.750	01/15/21	2,560,000	2,566,400
Berry Plastics Corp.	8.250	11/15/15	5,255,000	5,629,419
Cascades, Inc.	7.875	01/15/20	1,695,000	1,769,156
Graham Packaging Company LP/GPC Capital Corp. I	9.875	10/15/14	1,035,000	1,071,225
Graham Packaging Company LP/GPC Capital Corp. I	8.250	01/01/17	2,730,000	2,921,100
Graham Packaging Company LP/GPC Capital Corp. I	8.250	10/01/18	1,090,000	1,174,475
Graphic Packaging International, Inc.	9.500	06/15/17	4,290,000	4,761,900
Graphic Packaging International, Inc.	7.875	10/01/18	761,000	818,075
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	2,440,000	2,659,600
Packaging Dynamics Corp.(S)	8.750	02/01/16	2,495,000	2,554,256
Polymer Group, Inc.(S)	7.750	02/01/19	930,000	968,363
Sealed Air Corp.	7.875	06/15/17	5,025,000	5,593,951

Metals & Mining 2.33%
China Oriental Group Company, Ltd.(S)	7.000	11/17/17	3,570,000	3,480,750
CSN Islands XI Corp.(S)	6.875	09/21/19	1,560,000	1,716,000
CSN Islands XII Corp.(S)	7.000	-(Q)	2,170,000	2,121,175
Essar Steel Algoma, Inc.(S)	9.375	03/15/15	3,550,000	3,550,000
Gerdau Trade, Inc.(S)	5.750	01/30/21	8,275,000	8,275,000
Metinvest BV(S)	8.750	02/14/18	5,905,000	6,023,100
Midwest Vanadium Pty, Ltd.(S)	11.500	02/15/18	9,590,000	9,877,700
Rain CII Carbon LLC(S)	8.000	12/01/18	15,830,000	16,898,525
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	2,500,000	3,303,748
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	3,985,000	4,864,820
Teck Resources, Ltd.	10.750	05/15/19	1,385,000	1,784,296
Vale Overseas, Ltd.	4.625	09/15/20	2,100,000	2,061,410

Paper & Forest Products 2.07%
ABI Escrow Corp.(S)	10.250	10/15/18	5,265,000	5,896,800
Celulosa Arauco y Constitucion SA(S)	5.000	01/21/21	2,705,000	2,599,183
Grupo Papelero Scribe SA(S)	8.875	04/07/20	1,870,000	1,804,550
International Paper Company	7.950	06/15/18	2,990,000	3,639,093
Mercer International, Inc.(S)	9.500	12/01/17	3,280,000	3,542,400
NewPage Corp.	11.375	12/31/14	18,100,000	18,054,750
PE Paper Escrow GmbH(S)	12.000	08/01/14	1,055,000	1,218,525
Pope & Talbot, Inc.(H)	8.375	06/01/13	8,250,000	825
Sappi Papier Holding AG(S)	7.500	06/15/32	5,959,000	5,378,784
Suzano Trading, Ltd.(S)	5.875	01/23/21	8,085,000	7,789,898
Verso Paper Holdings LLC/Verso Paper, Inc.	11.500	07/01/14	1,415,000	1,560,038
Verso Paper Holdings LLC/Verso Paper, Inc.(S)	8.750	02/01/19	5,130,000	5,360,850

Telecommunication Services 4.36%				119,363,720

Communications Equipment 0.13%
Sable International Finance, Ltd.(S)	7.750	02/15/17	1,590,000	1,693,350
SingTel Group Treasury Pte, Ltd.(SGD)(D)	3.488	04/08/20	2,250,000	1,781,341

Diversified Telecommunication Services 2.24%
Affinion Group Holdings, Inc.(S)	11.625	11/15/15	3,970,000	4,118,875
Axtel SAB de CV(S)	9.000	09/22/19	4,960,000	4,774,000
Axtel SAB de CV(S)	7.625	02/01/17	6,250,000	5,937,500
Broadview Networks Holdings, Inc.	11.375	09/01/12	4,500,000	4,483,125
Cincinnati Bell, Inc.	8.750	03/15/18	4,225,000	4,050,719

7

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Telecommunication Services (continued)

Frontier Communications Corp.	8.500	04/15/20	$4,035,000	$4,478,850
Frontier Communications Corp.	7.125	03/15/19	2,770,000	2,880,800
GXS Worldwide, Inc.	9.750	06/15/15	4,595,000	4,675,413
Intelsat Bermuda, Ltd.	11.250	02/04/17	12,170,000	13,463,063
Level 3 Financing, Inc.	10.000	02/01/18	890,000	906,688
Virgin Media Secured Finance PLC(S)	5.250	01/15/21	2,210,000	2,235,651
West Corp.	11.000	10/15/16	8,705,000	9,477,569

Wireless Telecommunication Services 1.99%
American Tower Corp.	7.000	10/15/17	3,500,000	3,950,454
Bakrie Telecom Pte, Ltd.(S)	11.500	05/07/15	6,090,000	6,607,650
CC Holdings GS V LLC/Crown Castle GS III Corp.(S)	7.750	05/01/17	2,365,000	2,610,369
Digicel Group, Ltd.(S)	8.875	01/15/15	1,275,000	1,326,000
Digicel, Ltd.(S)	8.250	09/01/17	6,535,000	6,829,075
Grupo Iusacell SA de CV(H)(S)	10.000	12/31/13	2,359,588	707,876
Nextel Communications, Inc., Series D	7.375	08/01/15	8,000,000	8,020,000
NII Capital Corp.	10.000	08/15/16	2,025,000	2,293,313
NII Capital Corp.	8.875	12/15/19	2,830,000	3,127,150
SBA Tower Trust(S)	5.101	04/15/17	4,770,000	5,044,783
Sprint Capital Corp.	8.750	03/15/32	6,820,000	7,092,800
Sprint Capital Corp.	8.375	03/15/12	6,405,000	6,797,306

Utilities 0.78%				21,398,756

Electric Utilities 0.35%
Appalachian Power Company	5.000	06/01/17	2,305,000	2,416,442
Dubai Electricity & Water Authority(S)	7.375	10/21/20	3,990,000	3,730,650
United Maritime Group LLC	11.750	06/15/15	3,425,000	3,527,750

Independent Power Producers & Energy Traders 0.22%
AES Andres Dominicana/Itabo Dominicana(S)	9.500	11/12/20	4,065,000	4,359,713
Listrindo Capital BV(S)	9.250	01/29/15	1,435,000	1,607,157

Multi-Utilities 0.09%
Dominion Resources, Inc.	5.600	11/15/16	2,305,000	2,574,106

Water Utilities 0.12%
Cia de Saneamento Basico do Estado de Sao Paulo(S)	6.250	12/16/20	3,175,000	3,182,938

Convertible Bonds 3.28%				$89,790,497

(Cost $66,008,786)

Consumer Discretionary 1.36%				37,201,338

Automobiles 0.66%
Ford Motor Company	4.250	11/15/16	$9,845,000	17,991,738

Household Durables 0.07%
D.R. Horton, Inc.	2.000	05/15/14	1,710,000	1,953,675

Media 0.63%
XM Satellite Radio, Inc.(S)	7.000	12/01/14	12,735,000	17,255,925

Consumer Staples 0.11%				2,967,944

Tobacco 0.11%
Alliance One International, Inc.	5.500	07/15/14	2,885,000	2,967,944

8

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy 0.15%				$4,155,413

Oil, Gas & Consumable Fuels 0.15%
Chesapeake Energy Corp.	2.500	05/15/37	$1,710,000	1,904,513
Chesapeake Energy Corp.	2.250	12/15/38	2,460,000	2,250,900

Financials 0.45%				12,384,276

Capital Markets 0.21%
Ares Capital Corp.(S)	5.750	02/01/16	1,735,000	1,865,125
Janus Capital Group, Inc.	3.250	07/15/14	3,110,000	3,798,088

Real Estate Investment Trusts 0.24%
Annaly Capital Management, Inc.	4.000	02/15/15	3,830,000	4,461,950
ProLogis	3.250	03/15/15	1,935,000	2,259,113

Health Care 0.12%				3,335,400

Biotechnology 0.05%
Gilead Sciences, Inc.(S)	1.000	05/01/14	1,220,000	1,294,725

Health Care Equipment & Supplies 0.07%
Teleflex, Inc.	3.875	08/01/17	1,820,000	2,040,675

Industrials 0.69%				18,911,482

Airlines 0.42%
Continental Airlines, Inc.	4.500	01/15/15	2,815,000	4,180,275
UAL Corp.	4.500	06/30/21	7,130,000	7,335,344

Trading Companies & Distributors 0.27%
United Rentals, Inc.	4.000	11/15/15	2,535,000	7,395,863

Materials 0.11%				2,895,244

Containers & Packaging 0.11%
Owens-Brockway Glass Container, Inc.(S)	3.000	06/01/15	2,835,000	2,895,244

Telecommunication Services 0.29%				7,939,400

Wireless Telecommunication Services 0.29%
Clearwire Communications LLC/Clearwire Finance, Inc.(S)	8.250	12/01/40	7,490,000	7,939,400

Municipal Bonds 4.15%				$113,596,689

(Cost $113,430,450)

California 1.18%				32,304,058

Bay Area Toll Authority	7.043	04/01/50	$3,110,000	3,217,077
California State Public Works Board, Series G2	8.361	10/01/34	6,040,000	6,411,641
County of Siskiyou	6.100	06/01/37	2,375,000	2,221,266
Los Angeles County Public Works Financing Authority	7.488	08/01/33	3,845,000	3,762,256
Los Angeles Department of Water & Power	6.603	07/01/50	4,050,000	4,257,968
Modesto Irrigation District Financing Authority	7.204	10/01/40	3,115,000	3,181,817
San Diego County Regional Airport Authority	6.628	07/01/40	1,095,000	1,080,656
State of California	7.300	10/01/39	5,185,000	5,455,294
State of California	6.200	10/01/19	2,595,000	2,716,083

District of Columbia 0.31%				8,476,794

District of Columbia Water & Sewer Authority	5.522	10/01/44	4,265,000	4,221,028
Metropolitan Washington Airports Authority, Series D	8.000	10/01/47	4,395,000	4,255,766

9

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Florida 0.28%				$7,728,433

County of Sarasota	7.401	10/01/40	$6,225,000	6,740,243
Florida Governmental Utility Authority	7.084	10/01/40	1,000,000	988,190

Georgia 0.20%				5,440,157

Municipal Electric Authority of Georgia	7.055	04/01/57	5,605,000	5,440,157

Hawaii 0.06%				1,548,817

University of Hawaii	6.034	10/01/40	1,645,000	1,548,817

Illinois 0.09%				2,628,490

City of Chicago	7.168	01/01/41	2,665,000	2,628,490

Massachusetts 0.04%				1,014,751

Commonwealth of Massachusetts	5.731	06/01/40	975,000	1,014,751

Michigan 0.09%				2,581,431

County of Wayne	10.000	12/01/40	2,445,000	2,581,431

Nevada 0.05%				1,345,891

County of Clark	6.000	07/01/28	1,375,000	1,345,891

New Jersey 0.19%				5,141,128

New Jersey Transportation Trust Fund Authority	6.104	12/15/28	5,195,000	5,141,128

New York 0.44%				11,967,198

City of New York	6.271	12/01/37	2,440,000	2,554,021
City of New York	5.517	10/01/37	4,295,000	4,064,316
City of New York	5.206	10/01/31	3,005,000	2,808,233
Port Authority of New York & New Jersey	5.647	11/01/40	2,645,000	2,540,628

Ohio 0.37%				10,262,609

American Municipal Power-Ohio, Inc.	8.084	02/15/50	4,875,000	5,520,109
American Municipal Power-Ohio, Inc.	5.939	02/15/47	5,475,000	4,742,500

Oklahoma 0.15%				4,198,933

Grand River Dam Authority	7.155	06/01/40	4,100,000	4,198,933

Pennsylvania 0.15%				4,004,611

Pennsylvania Turnpike Commission	5.511	12/01/45	4,530,000	4,004,611

Texas 0.35%				9,499,967

City of San Antonio	5.808	02/01/41	4,435,000	4,581,089
Dallas Area Rapid Transit	5.022	12/01/48	3,145,000	2,826,600
Dallas-Fort Worth International Airport Facilities Improvement	7.000	01/01/16	2,090,000	2,092,278

Virginia 0.16%				4,447,711

Virginia Resources Authority	6.290	11/01/40	4,445,000	4,447,711

Washington 0.04%				1,005,710

Washington State Convention Center Public Facilities District	6.790	07/01/40	1,025,000	1,005,710

Foreign Government Obligations 21.94%				$601,328,893

(Cost $574,283,920)

Argentina 0.74%				20,199,833

Provincia de Buenos Aires(S)	11.750	10/05/15	$5,560,000	5,712,900

10

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Argentina (continued)

Provincia de Buenos Aires(S)	10.875	01/26/21	$3,735,000	$3,491,270
Provincia de Cordoba(S)	12.375	08/17/17	3,990,000	4,139,625
Republic of Argentina	8.750	06/02/17	6,805,000	6,856,038

Australia 0.96%				26,352,757

New South Wales Treasury Corp.(AUD)(D)	6.000	04/01/16	9,572,000	9,864,040
New South Wales Treasury Corp., Series 12(AUD)(D)	6.000	05/01/12	16,017,000	16,488,717

Brazil 0.55%				15,043,437

Federative Republic of Brazil(BRL)(D)	10.250	01/10/28	24,395,000	15,043,437

Canada 4.59%				125,764,341

Canada Housing Trust(CAD)(D)	4.800	06/15/12	2,340,000	2,505,682
Government of Canada(CAD)(D)	4.000	06/01/16	15,295,000	16,730,751
Government of Canada(CAD)(D)	3.000	12/01/15	23,680,000	24,787,772
Ontario School Boards Financing Corp., Series
01A2(CAD)(D)	6.250	10/19/16	8,485,000	9,930,389
Province of Ontario(NZD)(D)	6.250	06/16/15	30,690,000	24,392,515
Province of Ontario(CAD)(D)	4.750	06/02/13	14,000,000	15,237,960
Province of Ontario(CAD)(D)	4.500	03/08/15	8,915,000	9,785,808
Province of Ontario	3.150	12/15/17	6,960,000	6,908,085
Province of Quebec(CAD)(D)	5.250	10/01/13	14,000,000	15,485,379

Indonesia 1.43%				39,222,077

Republic of Indonesia(IDR)(D)	14.250	06/15/13	36,000,000,000	4,674,829
Republic of Indonesia(IDR)(D)	12.500	03/15/13	27,675,000,000	3,459,220
Republic of Indonesia(IDR)(D)	10.000	07/15/17	63,670,000,000	7,758,271
Republic of Indonesia(IDR)(D)	9.500	06/15/15 121,120,000,000		14,392,101
Republic of Indonesia(IDR)(D)	9.500	07/15/31	41,500,000,000	4,502,681
Republic of Indonesia(S)	5.875	03/13/20	4,140,000	4,434,975

Malaysia 0.47%				12,968,033

Government of Malaysia(MYR)(D)	3.835	08/12/15	38,950,000	12,968,033

Mexico 0.67%				18,228,416

Government of Mexico	11.375	09/15/16	3,800,000	5,358,000
Government of Mexico(MXN)(D)	7.500	06/21/12	150,685,800	12,870,416

New Zealand 1.03%				28,277,022

Government of New Zealand, Series 1217(NZD)(D)	6.000	12/15/17	35,720,000	28,277,022

Norway 1.07%				29,315,391

Government of Norway(NOK)(D)	5.000	05/15/15	92,202,000	17,673,916
Government of Norway(NOK)(D)	4.500	05/22/19	61,486,000	11,641,475

Philippines 1.90%				51,980,202

Republic of Philippines(PHP)(D)	8.125	12/16/35	1,343,408,480	30,834,199
Republic of Philippines(PHP)(D)	5.875	12/16/20	609,320,800	13,216,111
Republic of Philippines(PHP)(D)	4.950	01/15/21	352,000,000	7,929,892

Singapore 0.79%				21,703,435

Republic of Singapore(SGD)(D)	3.250	09/01/20	19,390,000	16,067,675
Republic of Singapore(SGD)(D)	1.375	10/01/14	7,000,000	5,635,760

11

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

South Korea 2.06%				$56,443,483

Korea Development Bank	4.375	08/10/15	$1,530,000	1,570,412
Korea Development Bank(SGD)(D)	2.440	05/25/12	4,250,000	3,385,233
Republic of Korea(KRW)(D)	5.000	06/10/20	11,735,000,000	10,657,249
Republic of Korea, Series 1212(KRW)(D)	4.250	12/10/12	1,100,000,000	984,328
Republic of Korea, Series 1809(KRW)(D)	5.750	09/10/18	41,930,000,000	39,846,261

Sweden 2.14%				58,746,556

Kingdom of Sweden(SEK)(D)	3.750	08/12/17	148,430,000	24,171,198
Kingdom of Sweden, Series 1047(SEK)(D)	5.000	12/01/20	110,425,000	19,805,924
Swedish Export Credit Company(NZD)(D)	7.625	06/30/14	18,040,000	14,769,434

Ukraine 0.09%				2,603,905

Government of Ukraine(S)	7.950	02/23/21	2,400,000	2,403,405
Government of Ukraine(S)	7.750	09/23/20	200,000	200,500

United Kingdom 3.45%				94,480,005

Government of United Kingdom(GBP)(D)	4.750	03/07/20	42,095,000	74,414,645
Government of United Kingdom(GBP)(D)	3.750	09/07/20	12,285,000	20,065,360

Term Loans (M) 4.09%				$112,106,343

(Cost $108,088,313)

Consumer Discretionary 1.34%				36,785,585

Hotels, Restaurants & Leisure 0.77%
CCM Merger, Inc. (T)	-	02/11/17	$1,710,000	1,730,841
East Valley Tourist Development Authority	12.000	08/06/12	530,751	443,177
Harrah's Operating Company, Inc.	3.303	01/28/15	8,900,000	8,245,218
Kalispel Tribal Economic Authority (T)	-	02/22/17	6,900,000	6,762,000
Las Vegas Sands LLC (T)	-	11/23/16	3,894,802	3,876,025

Media 0.42%
Clear Channel Communications, Inc. (T)	-	01/28/16	7,490,000	6,857,095
Dex Media West, Inc.	7.000	10/24/14	1,634,203	1,497,046
Vertis, Inc.	12.000	12/31/15	3,160,000	3,160,000

Multiline Retail 0.15%
Michaels Stores, Inc.	2.584	10/31/13	4,228,081	4,214,183

Consumer Staples 0.41%				11,336,250

Food & Staples Retailing 0.05%
Great Atlantic & Pacific Tea Company	8.750	06/15/12	1,500,000	1,526,250

Food Products 0.36%
Del Monte Foods Company(T)	-	03/01/12	9,810,000	9,810,000

Financials 0.19%				5,246,573

Real Estate Management & Development 0.19%
Realogy Corp.	13.500	10/15/17	1,105,000	1,217,572
Realogy Corp. (T)	-	10/10/13	4,200,000	4,029,001

Health Care 0.35%				9,559,228

Health Care Equipment & Supplies 0.06%
Bausch & Lomb, Inc.(EUR)(D)	4.122	04/24/15	1,105,800	1,522,134

12

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Health Care (continued)

Health Care Providers & Services 0.29%
Cardinal Health, Inc.	2.512	04/10/14	$4,220,411	$4,167,656
Community Health Systems, Inc.	2.560	07/25/14	3,901,135	3,869,438

Industrials 0.84%				23,144,318

Aerospace & Defense 0.16%
Hawker Beechcraft Acquisition Company LLC	2.303	03/26/14	280,187	250,374
Hawker Beechcraft Acquisition Company LLC	2.273	03/26/14	4,674,456	4,177,066

Airlines 0.55%
Delta Airlines, Inc.	3.514	04/30/14	9,884,693	9,719,945
US Airways Group, Inc.	2.762	03/21/14	5,890,909	5,421,739

Trading Companies & Distributors 0.13%
Bourland & Leverich Supply Company LLC	11.000	08/13/15	3,471,063	3,575,194

Information Technology 0.15%				3,976,636

Software 0.15%
First Data Corp.	3.012	09/24/14	4,200,000	3,976,636

Materials 0.15%				3,977,188

Containers & Packaging 0.15%
Consolidated Container Company LLC (T)	-	09/28/14	4,450,000	3,977,188

Telecommunication Services 0.42%				11,401,771

Diversified Telecommunication Services 0.42%
Intelsat Jackson Holdings SA	5.250	04/02/18	5,175,000	5,209,771
Intelsat Jackson Holdings SA	3.303	02/02/14	6,400,000	6,192,000

Utilities 0.24%				6,678,794

Electric Utilities 0.24%
Texas Competitive Electric Holdings Company LLC(T)	-	10/10/14	7,925,000	6,678,794

Capital Preferred Securities 1.33%				$36,532,203

(Cost $34,127,590)

Financials 1.33%				36,532,203

Commercial Banks 1.28%
BB&T Capital Trust IV (6.820% to 06/12/2037 then 3 month
LIBOR + 2.110% quarterly or 1 month LIBOR + 2.108%)	6.820	06/12/57	$2,337,000	2,376,942
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	3,435,000	3,349,125
First Midwest Capital Trust I, Series B	6.950	12/01/33	2,280,000	1,926,600
PNC Preferred Funding Trust III (8.700% to 03/15/2013 then
3 month LIBOR + 5.226%)(S)	8.700	03/29/49	600,000	644,322
SunTrust Capital VIII (6.100% to 12/15/2036, then 1 month
LIBOR + 1.965%)	6.100	12/15/36	8,280,000	7,918,164
Wachovia Capital Trust III (5.800% to 03/15/2011, then
greater of 3 month LIBOR + 0.93% or 5.570% quarterly)	5.800	03/29/49	20,675,000	18,814,250

Diversified Financial Services 0.05%
Susquehanna Capital II	11.000	03/23/40	1,360,000	1,502,800

13

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Collateralized Mortgage Obligations 3.99%				$109,294,037

(Cost $89,522,018)

Commercial & Residential 3.53%				96,575,509

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.373	12/25/46	$46,462,969	3,025,724
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,285,000	1,363,351
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.828	09/20/46	23,979,031	1,598,430
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR2, Class X2 IO	2.396	03/19/45	81,040,315	3,411,749
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class G (S)	7.874	05/15/37	5,040,000	5,209,665
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4	5.883	07/10/38	9,865,000	10,834,303
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.763	09/25/35	7,365,718	6,744,802
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.266	09/19/35	26,721,690	1,418,649
Series 2007-3, Class ES IO	0.349	05/19/47	56,493,430	370,032
Series 2007-4, Class ES IO	0.350	07/19/47	67,721,312	366,372
Series 2007-6, Class ES IO (S)	0.342	08/19/37	46,904,973	295,501
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.217	10/25/36	63,977,893	2,879,005
Series 2005-AR18, Class 2X IO	1.917	10/25/36	70,032,142	3,151,446
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.875	04/15/45	9,905,000	10,544,933
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	9,125,000	9,552,999
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	8,830,692
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.705	10/25/34	4,111,288	3,867,928
Series 2004-9, Class 1A (P)	5.980	11/25/34	4,713,701	4,816,605
Washington Mutual, Inc.
Series 2005-AR13, Class X IO	1.561	10/25/45	154,234,936	7,674,730
Series 2005-AR13, Class B1 (P)	0.862	10/25/45	4,943,060	869,880
Series 2005-AR6, Class B1 (P)	0.862	04/25/45	7,884,305	1,318,555
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.088	04/25/35	8,785,057	8,430,158

U.S. Government Agency 0.46%				12,718,528

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	12,073,615	2,752,594
Series 402, Class 3 IO	4.000	11/25/39	9,134,993	2,033,037
Series 402, Class 4 IO	4.000	10/25/39	15,887,130	3,379,753
Series 402, Class 7 IO	4.500	11/25/39	20,341,320	4,553,144

Asset Backed Securities 0.78%				$21,343,752

(Cost $19,034,119)

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	$7,725,000	7,966,406
Series 2007-1, Class A2 (S)	5.261	04/25/37	7,777,000	8,010,310

14

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD)(D) (S)	1.926	06/15/13	$5,211,998	$5,367,036

			Shares	Value

Common Stocks 2.85%				$78,175,254

(Cost $66,593,269)

Consumer Discretionary 0.71%				19,632,443

Auto Components 0.00%
Lear Corp.			54	5,713

Hotels, Restaurants & Leisure 0.03%
Fontainebleau Resorts LLC, Class A (I)			67,568	0
Greektown Superholdings, Inc. (I) (V)			8,564	846,294

Media 0.68%
Charter Communications, Inc., Class A (I)			204,059	9,339,780
Citadel Broadcasting Corp., Class A (I)			11,750	408,313
Citadel Broadcasting Corp., Class B (I)			79,950	2,778,263
Dex One Corp. (I)			16,038	84,520
SuperMedia, Inc. (I)			29,833	251,194
Vertis Holdings, Inc. (I)			300,120	5,918,366

Financials 1.53%				41,869,045

Capital Markets 0.34%
Apollo Investment Corp.			257,186	3,181,391
Ares Capital Corp.			349,007	6,222,795

Commercial Banks 0.24%
Ameris Bancorp (I)			89,592	903,983
First Michigan Bank (I)(R)			1,023,611	5,640,037

Real Estate Investment Trusts 0.90%
Chimera Investment Corp.			578,805	2,494,650
Homburg Invest, Inc., Class A (I)			862,868	10,133,626
Invesco Mortgage Capital, Inc.			158,915	3,709,076
MFA Financial, Inc.			287,605	2,436,014
Plum Creek Timber Company, Inc.			63,962	2,683,846
Weyerhaeuser Company			131,876	3,219,093

Thrifts & Mortgage Finance 0.05%
Capitol Federal Financial, Inc.			98,460	1,244,534

Health Care 0.13%				3,585,643

Health Care Providers & Services 0.04%
Laboratory Corp. of America Holdings (I)			12,543	1,130,501

Pharmaceuticals 0.09%
Johnson & Johnson			39,960	2,455,142

Materials 0.43%				11,797,544

Chemicals 0.28%
LyondellBasell Industries, Class A (I)			200,635	7,640,181

Containers & Packaging 0.15%
Smurfit-Stone Container Corp. (I)			108,152	4,157,363

15

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

	Shares	Value

Telecommunication Services 0.05%		$1,290,579

Diversified Telecommunication Services 0.03%
Chunghwa Telecom Company, Ltd., ADR	23,597	696,347
Colt Telecom Group SA (I)	31,242	77,705
Deutsche Telekom AG, SADR	8,253	110,755
Manitoba Telecom Services, Inc.	910	28,788

Wireless Telecommunication Services 0.02%
USA Mobility, Inc.	25,267	376,984

Preferred Securities 2.16%		$59,152,826

(Cost $53,534,270)

Consumer Discretionary 0.60		16,300,063

Hotels, Restaurants & Leisure 0.60
Greektown Superholdings, Inc., Series A, 7.500% (I) (V)	164,947	16,300,063

Energy 0.14%		3,954,094

Oil, Gas & Consumable Fuels 0.14%
Apache Corp., Series D, 6.000%	58,046	3,954,094

Financials 1.42%		38,898,669

Commercial Banks 0.40%
Wells Fargo & Company, Series L, 7.500%	10,755	11,077,650

Diversified Financial Services 0.96%
Bank of America Corp., Series L, 7.250%	13,290	13,343,160
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%)	114,140	3,087,487
Citigroup, Inc., 7.500%	73,270	9,854,815

Real Estate Investment Trusts 0.06%
FelCor Lodging Trust, Inc., Series A, 1.950%	58,143	1,535,557

	Shares	Value

Warrants 0.19%		$5,097,756

(Cost $3,374,054)
Citadel Broadcasting Corp. (Expiration Date: 06/03/2030; Strike Price $0.001) (I)	146,698	5,097,756

Issuer	Notional par	Value

Options Purchased 0.00%		$54,811

(Cost $2,203,432)
Over the Counter Purchase Put on the EUR vs. USD (Expiration Date:
05/19/2011; Strike Price $1.10; Counterparty: RBC Dominion Securities) (I)	68,600,000	54,811

16

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

			Par value	Value

Short-Term Investments 0.96%				$26,422,000

(Cost $26,422,000)

Repurchase Agreement 0.00%				122,000

Repurchase Agreement with State Street Corp. dated 02/28/2011 at
0.010% to be repurchased at $135,466 on 03/01/2011, collateralized by $125,000 Federal National Mortgage Association, 0.875% due
12/28/2012 (valued at $125,000, including interest) and $15,000
U.S. Treasury Notes, 1.375% due 05/15/2013 (valued at $15,196,
including interest)			$122,000	122,000

		Maturity
	Rate* (%)	date
Short-Term Securities 0.96%				26,300,000

Federal Home Loan Bank Discount Notes	0.070	03/01/11	26,300,000	26,300,000

Total investments (Cost $2,539,595,737)† 99.89%				$2,737,254,729

Other assets and liabilities, net 0.11%				$3,142,140

Total net assets 100.00%				$2,740,396,869

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Notes to the Schedule of Investments

Currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupia
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
SEK	Swedish Krona
SGD	Singapore Dollar

ADR    American Depositary Receipts

IO        Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR  London Interbank Offered Rate

PIK      Paid In Kind

SADR  Sponsored American Depositary Receipts

(D)       Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H)       Non-income producing – Issuer is in default.

17

John Hancock Strategic Income Fund
As of February 28, 2011 (Unaudited)

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a	Value as of
	Acquisition	Acquisition	Beginning par	Ending par	percentage of
Issuer, description	date	cost	amount	amount	Fund’s net assets	2-28-11

First Michgan Bank	4-30-10	$6,141,666	$1,023,611	$1,023,611	0.21%	$5,640,037

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $712,051,048 or 25.98% of the Fund's net assets as of 2-28-11.

(T) All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the Schedule of Investments.

* Yield represents the annualized yield at the date of purchase.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $2,546,181,354. Net unrealized appreciation aggregated $191,073,375, of which $248,327,404 related to appreciated investment securities and $57,254,029 related to depreciated investment securities.

The Fund had the following country concentration as a
percentage of total net assets on 2-28-11:
United States	54%
Canada	7%
United Kingdom	4%
Australia	3%
Cayman Islands	3%
Supranational	3%
Brazil	2%
Sweden	2%
Singapore	2%
South Korea	2%
Germany	2%
New Zealand	2%
Philippines	2%
Mexico	2%
Other Countries	9%
Short-Term Investments & Other	1%

18

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 2-28-11	Price	Inputs	Inputs

Corporate Bonds	$1,484,359,668	-	$1,437,061,806	$47,297,862
Convertible Bonds	89,790,497	-	89,790,497	-
Municipal Bonds	113,596,689	-	113,596,689	-
Foreign Government Obligations	601,328,893	-	601,328,893	-
Term Loans	112,106,343	-	102,296,343	9,810,000
Capital Preferred Securities	36,532,203	-	36,532,203	-
Collateralized Mortgage Obligations	109,294,037	-	102,893,554	6,400,483
Asset Backed Securities	21,343,752	-	21,343,752	-
Common Stocks	78,175,254	$62,506,276	3,264,281	12,404,697
Preferred Securities	59,152,826	42,852,763	-	16,300,063
Warrants	5,097,756	5,097,756	-	-
Options Purchased	54,811	-	54,811	-
Short-Term Investments	26,422,000	-	26,422,000	-

Total investments in Securities	$2,737,254,729	$110,456,795	$2,534,584,829	$92,213,105
Other Financial Instruments:
Futures	($1,106,719)	($1,106,719)	-	-
Forward foreign currency contracts	($12,257,869)	-	($12,257,869)	-

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine months ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

19

				Collateralized
	Corporate	Convertible	Term	Mortgage	Common	Preferred	Options
	Bonds	Bonds	Loans	Obligations	Stocks	Securities	Purchased	Total

Balance as of
5-31-10	$25,955,000	$11,454,705	-	$6,663,184	$5,620,264	-	$7,900	$49,701,053
Accrued
discounts/premiums	60,781	-	-	6	-	-	-	60,787
Realized gain (loss)	128,997	-	-	(33,883)	-	-	(675,972)	(580,858)
Change in
unrealized
appreciation
(depreciation)	848,667	-	-	977,374	2,298,151	($439,905)	668,072	4,352,359
Net purchases
(sales)	16,531,622	-	$9,810,000	(53,677)	4,486,282	16,739,968	-	47,514,195
Net transfers in
and/or out of
Level 3	3,772,795	(11,454,705)	-	(1,152,521)	-	-	-	(8,834,431)

Balance as of
2-28-11	$47,297,862	-	$9,810,000	$6,400,483	$12,404,697	$16,300,063	-	$92,213,105
Change in
unrealized at
period end*	$848,667	-	-	$943,497	$2,298,151	($439,905)	-	$3,650,410

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

20

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the nine months ended February 28, 2011, the Fund used futures contracts to manage against duration. The following table summarizes the contracts held at February 28, 2011. During the nine months ended February 28, 2011, the Fund held futures contracts with notional absolute values ranging from $0 to $272.1 million, as measured at each quarter end.

	NUMBER OF		EXPIRATION	NOTIONAL	UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	DEPRECIATION

U.S. Treasury 10-Year Note
Futures	2,286	Short	Jun 2011	($272,141,156)	($1,106,719)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the fund’s unrealized appreciation (depreciation) at February 28, 2011.

21

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine months ended February 28, 2011, the Fund used forward foreign currency contracts to manage against changes in anticipated currency exchange rates. The following table summarizes the contracts held at February 28, 2011. During the nine months ended February 28,2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $922 million to $3.9 billion, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECATION)

BUYS

EUR	14,850,000	$19,718,276	Bank of Montreal	3-31-11	$766,411
EUR	14,850,000	19,720,800	Royal Bank of Canada	3-31-11	763,886
EUR	29,200,000	39,559,284	Royal Bank of Scotland PLC	3-31-11	720,369
EUR	14,850,000	19,716,642	State Street Bank and Trust Company	3-31-11	768,044
GBP	14,600,000	23,238,382	Canadian Imperial Bank of Commerce	3-31-11	490,445
GBP	28,700,000	46,077,420	Morgan Stanley and Company, Inc.	3-31-11	567,604
GBP	14,600,000	23,072,000	State Street Bank and Trust Company	3-31-11	656,827

Total		$191,102,804			$4,733,586

SELLS

EUR	14,700,000	$19,665,660	Bank of Montreal	3-31-11	($612,110)
EUR	29,200,000	39,672,872	Royal Bank of Scotland PLC	3-31-11	(606,781)
EUR	14,700,000	19,719,315	State Street Bank and Trust Company	3-31-11	(558,455)
EUR	154,432,320	205,971,018	UBS AG	3-31-11	(7,059,126)
GBP	14,500,000	23,150,483	Bank of Nova Scotia	3-31-11	(415,819)
GBP	28,700,000	46,305,728	Morgan Stanley and Company, Inc.	3-31-11	(339,296)
GBP	105,424,110	167,900,149	Royal Bank of Scotland PLC	3-31-11	(3,441,667)
GBP	43,800,000	69,455,412	Standard Chartered Bank	3-31-11	(1,731,070)
GBP	72,400,000	116,004,856	State Street Bank and Trust Company	3-31-11	(1,664,124)
GBP	14,600,000	23,165,820	UBS AG	3-31-11	(563,007)

Total		$731,011,313			($16,991,455)

Currency abbreviations
EUR	Euro
GBP	Pound Sterling

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

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Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the nine months ended February 28, 2011, the Fund used purchased options to manage against changes in anticipated currency exchange rates. During the nine months ended February 28, 2011, the Fund held purchased options with markets values ranging from $54.8 thousand to $12.5 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2011 by risk category:

		ASSET	LIABILITY
	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Futures	-	($1,106,719)
Foreign exchange contracts	Forward foreign currency contracts	$4,733,586	(16,991,455)
Foreign exchange contracts	Options	54,811	-

Total		$4,788,397	($18,098,174)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine months ended February 28, 2011, is set forth below:

	BEGINNING	ENDING	REALIZED
	SHARE	SHARE	GAIN	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	(LOSS)	INCOME	VALUE

Greektown Superholdings, Inc., Common
Bought: 8,564 Sold: none	-	8,564	-	-	$846,294
Greektown Superholdings, Inc., Series A, Preferred
Bought: 164,947 Sold: none	-	164,947	-	-	16,300,063

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q3 2/11
4/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2011